Basis of preparation - Reconciliation of operating lease commitment to operating lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 01, 2019	Nov. 30, 2019
Reconciliation of operating lease commitment to operating lease liabilities (line item)
Operating lease commitments as at November 30, 2019		$ 4,035
Effect of discounting	$ (843)
Discounted lease liabilities as at December 1, 2020	$ 3,192